Investment Objectives and Goals	Aug. 01, 2025
Weitz Multisector Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – Weitz Multisector Bond ETF
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The primary investment objective of the Weitz Multisector Bond ETF (the “Multisector Fund”) is to provide a high level of current income.
Objective, Secondary [Text Block]	A secondary investment objective is capital appreciation.
Weitz Core Plus Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – Weitz Core Plus Bond ETF
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The primary investment objectives of the Weitz Core Plus Bond ETF (the “Core Plus Fund”) are current income and capital preservation.
Objective, Secondary [Text Block]	A secondary investment objective is long-term capital appreciation.